Artisan Emerging Markets Debt Opportunities Fund Average Annual Total Returns		12 Months Ended	33 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor
Prospectus [Line Items]
Average Annual Return, Percent		9.25%	10.50%
Performance Inception Date	Apr. 07, 2022
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.73%	6.56%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.51%	6.41%
Investor | JP Morgan EMB Hard Currency / Local Currency 50/50 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	3.03%
Investor | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	3.44%
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		9.36%	10.57%
Performance Inception Date	Apr. 07, 2022
Advisor | JP Morgan EMB Hard Currency / Local Currency 50/50 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	3.03%
Advisor | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	3.44%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		9.42%	10.70%
Performance Inception Date	Apr. 07, 2022
Institutional | JP Morgan EMB Hard Currency / Local Currency 50/50 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	3.03%
Institutional | JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.54%	3.44%